PRODUCT WARRANTY LIABILITY (Tables)	12 Months Ended
Dec. 31, 2023
PRODUCT WARRANTY LIABILITY
Summary of Activity in Product Warranty Account

A tabular reconciliation of the product warranty liability, including accrued product campaigns, was as follows:

	December 31,
In millions	2023	2022	2021
Balance, beginning of year	$15.5	$23.9	$23.2
Provision for base warranties issued	8.6	1.6	5.9
Payments made during period	(6.0)	(7.0)	(7.6)
Changes in estimates for pre-existing product warranties	(4.0)	(2.6)	2.2
Foreign currency translation and other	(0.1)	(0.4)	0.2
Balance, end of year	$14.0	$15.5	$23.9

Warranty liabilities on Atmus’ Consolidated Balance Sheets were as follows:

	December 31,
In millions	2023	2022
Current portion	$5.4	$5.9
Long-term portion	8.6	9.6
Total	$14.0	$15.5